SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock MuniHoldings Investment Quality Fund
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-08349

_________________

1.	Title of the class of securities of BlackRock MuniHoldings Investment Quality Fund (the "Fund") to be redeemed:

Auction Market Preferred Shares, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Certificate of Designation.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem all of its outstanding Shares.  See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of July, 2011.

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND

By:	/s/ John Perlowski
	Name:	John Perlowski
	Title:	President

Annex A

Series	Cusip	Redemption Date	Total Shares to be Redeemed	Principal Amount to be Redeemed
A-7	09254P207	July 20, 2011	1,584	$39,600,000
B-7	09254P306	July 18, 2011	2,642	$66,050,000
C-7	09254P405	July 19, 2011	2,601	$65,025,000
D-7	09254P504	July 21, 2011	1,633	$40,825,000
E-7	09254P603	July 22, 2011	2,526	$63,150,000